Debt (Details) - Schedule of long-term debt maturities - FAZE CLAN, INC. [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Debt (Details) - Schedule of long-term debt maturities [Line Items]
2022	$ 3,148
2023	71,175
2024
2025
2026
Thereafter	37
Total	$ 74,360